Leases - Summary of additional lease expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	$ 348
Operating cash flows from finance leases	3
Financing cash flows from finance leases	20
Right-of-use assets obtained in exchange for new liabilities: under operating leases	205
Right-of-use assets obtained in exchange for new liabilities: under finance leases	41
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	252
Operating cash flows from finance leases	1
Financing cash flows from finance leases	8
Right-of-use assets obtained in exchange for new liabilities: under operating leases	153
Right-of-use assets obtained in exchange for new liabilities: under finance leases	23
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	96
Operating cash flows from finance leases	2
Financing cash flows from finance leases	12
Right-of-use assets obtained in exchange for new liabilities: under operating leases	52
Right-of-use assets obtained in exchange for new liabilities: under finance leases	$ 18